Note 6 - Capital Stock	6 Months Ended
Jan. 31, 2016
Notes
Note 6 - Capital Stock

NOTE 6 – CAPITAL STOCK

On November 3, 2014, the Company effected a 4:1 forward stock split of its issued and outstanding shares of common stock. As a condition of the split, all shareholders who wanted to participate were required to send $100 to the Transfer Agent to pay for the expense related to reissuance of shares due to split. The cutoff date for the return of the notification and payment to the transfer agent was December 31, 2014. If the shareholder did not return the confirmation and payment, they would not be eligible to receive the additional shares.

As of the date of this filing 99.71% of the shareholders participated and therefore the statements are retroactively adjusted to reflect a 3.99:1 forward split. Due to 3.99:1 forward split the shares increased to 938,192,724, the shares issuable to effect a 4:1 split is 2,736,000.  As a result, all share amounts have been retroactively adjusted for all periods presented for a 3.99:1 forward split.

On August 3, 2015, the Company reclassified 4,800,000 shares of Class A common stock to Class C common stock and reclassified 48,000,000 shares of Class B common stock to Class D common stock.

On August 3, 2015, the Company issued 20,000 post-split shares of Class B common stock as termination fee for an agreement in which the Company did not fully perform.  The fair value of these shares is $5 and is recorded as termination fee.

On August 3, 2015, the Company reinstated 20,000 shares of Class B common stock that were rescinded in error in the fiscal year ended July 31, 2015.

On August 31, 2015, the Company issued 1,000,000 post-split shares of Class B common stock to a director of the Company pursuant to directorship agreement entered on August 4, 2015.  The fair value of these shares is $250 and is recorded as directors’ fees.

On September 10, 2015, the Company issued 2,000,000 post-split shares of Class B common stock to two directors of the Company pursuant to two directorship agreements entered on August 4, 2015.  The fair value of these shares is $500 and is recorded as directors’ fees.

On November 11, 2015, the Company rescinded 60,000,000 post-split shares of Class B common stock that had previously been issued by the former CFO to himself without appropriate Board of Directors approval.

On November 11, 2015, the Company rescinded 880,952 post-split shares of Class B common stock that had previously been issued for services as the consultant did not fully perform on the original contract.